Sensitivities - Schedule of sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (18)	£ (57)
Change in risk variable, impact on net assets	£ (18)	£ (57)
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 4	£ 3
Change in risk variable, impact on net assets	£ 4	£ 3
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 33	£ 35
Change in risk variable, impact on other equity reserves	£ 0	£ 0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 14	£ 13
Change in risk variable, impact on other equity reserves	£ 352	£ 376
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 11	£ 18
Change in risk variable, impact on other equity reserves	151	134
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, impact on net assets	£ 1,887	£ 1,730
Currency risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 64	£ 69
Change in risk variable, impact on other equity reserves	£ 276	£ 225
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Increase in risk variable, impact on earnings	£ 56	£ 62
Increase in risk variable, impact on net assets	56	62
Decrease in risk variable, impact on earnings	(57)	(61)
Decrease in risk variable, impact on net assets	£ (57)	£ (61)